Shareholder Report, Holdings (Details) - C000257150	Apr. 30, 2025
U.S. Treasury Inflation-Indexed Notes_0.125_7/15/2026_FR_912828S50
Holdings [Line Items]
Percent of Total Investments	12.90%
U.S. Treasury Inflation-Indexed Notes_0.125_10/15/2025_FR_91282CAQ4
Holdings [Line Items]
Percent of Total Investments	12.60%
U.S. Treasury Inflation-Indexed Notes_0.125_4/15/2027_FR_91282CEJ6
Holdings [Line Items]
Percent of Total Investments	12.50%
U.S. Treasury Inflation-Indexed Notes_0.375_7/15/2025_FR_912828XL9
Holdings [Line Items]
Percent of Total Investments	12.40%
U.S. Treasury Inflation-Indexed Notes_0.125_4/15/2026_FR_91282CCA7
Holdings [Line Items]
Percent of Total Investments	12.10%
U.S. Treasury Inflation-Indexed Notes_0.125_10/15/2026_FR_91282CDC2
Holdings [Line Items]
Percent of Total Investments	11.90%
U.S. Treasury Inflation-Indexed Notes_0.625_1/15/2026_FR_912828N71
Holdings [Line Items]
Percent of Total Investments	11.40%
U.S. Treasury Inflation-Indexed Notes_0.375_1/15/2027_FR_912828V49
Holdings [Line Items]
Percent of Total Investments	11.00%
2-Year Interest Rate Swap_5.220_1/13/2027_FR_AEII58553
Holdings [Line Items]
Percent of Total Investments	0.60%
2-Year Interest Rate Swap_5.220_1/13/2027_FR_AEII58546
Holdings [Line Items]
Percent of Total Investments	0.40%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Inflation Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)